Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000144189 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000144189 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000144189 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144189 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144189 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144189 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000189713 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000189713 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000189713 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000189713 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189713 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000189713 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000189714 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000189714 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000189714 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000189714 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189714 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000189714 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000144191 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000144191 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000144191 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144191 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144191 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144191 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000144192 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000144192 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000144192 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144192 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144192 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144192 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000144193 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000144193 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000144193 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144193 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144193 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144193 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000144190 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000144190 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000144190 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144190 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144190 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144190 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000144194 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000144194 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000144194 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144194 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144194 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144194 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000194401 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000194401 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000194401 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000194401 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194401 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000194401 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000109545 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000109545 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000109545 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109545 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000109545 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109545 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000109545 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000109545 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000109545 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109545 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109545 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109545 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109545 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109545 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109545 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109545 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189710 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000189710 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000189710 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189710 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000189710 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000189710 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000189710 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000189710 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000189710 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000189710 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189710 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000189710 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000189710 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189710 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189710 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189710 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189711 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000189711 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000189711 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189711 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000189711 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000189711 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000189711 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000189711 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000189711 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000189711 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189711 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000189711 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000189711 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189711 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189711 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189711 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109547 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000109547 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000109547 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109547 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000109547 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109547 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000109547 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000109547 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000109547 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109547 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109547 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109547 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109547 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109547 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109547 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109547 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109548 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000109548 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000109548 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109548 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000109548 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109548 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000109548 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000109548 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000109548 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109548 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109548 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109548 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109548 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109548 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109548 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109548 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109549 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000109549 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000109549 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109549 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000109549 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109549 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000109549 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000109549 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000109549 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109549 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109549 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109549 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109549 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109549 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109549 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109549 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109546 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000109546 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000109546 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109546 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000109546 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109546 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000109546 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000109546 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000109546 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109546 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109546 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109546 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109546 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109546 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109546 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109546 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131612 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000131612 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000131612 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131612 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000131612 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000131612 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000131612 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000131612 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000131612 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131612 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000131612 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131612 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131612 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131612 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131612 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131612 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194400 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000194400 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000194400 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194400 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000194400 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000194400 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000194400 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000194400 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000194400 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194400 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000194400 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194400 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194400 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000194400 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000194400 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194400 [Member] | Bank Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%